Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for John Houston, Ph.D.¹ ($)	Compensation Actually Paid to John Houston, Ph.D.¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs¹ ($)	Average Compensation Actually Paid to Non-PEO NEOs¹˒²˒³ ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	9,545,846	(6,680,330)	3,521,254	(1,686,145)	83.26	113.65	(283)
2021	12,601,014	9,298,565	4,261,285	3,296,740	199.90	126.45	(191)
2020	8,019,781	26,459,622	2,892,630	8,267,864	206.69	126.42	(119)

Named Executive Officers, Footnote [Text Block]	John Houston, Ph.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Sean Cassidy	Sean Cassidy	Sean Cassidy
Ronald Peck, M.D.	Ronald Peck, M.D.	Ronald Peck, M.D.
Ian Taylor, Ph.D.	Ian Taylor, Ph.D.	Ian Taylor, Ph.D.

PEO Total Compensation Amount	$ 9,545,846	$ 12,601,014	$ 8,019,781
PEO Actually Paid Compensation Amount	$ 6,680,330	9,298,565	26,459,622
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	9,545,846	(8,467,445)	(7,758,831)	(6,680,330)
2021	12,601,014	(11,532,263)	8,229,814	9,298,565
2020	8,019,781	(6,989,781)	25,429,622	26,459,622

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,521,254	(2,829,043)	(2,378,356)	(1,686,145)
2021	4,261,285	(3,572,466)	2,607,922	3,296,740
2020	2,892,630	(2,231,063)	7,606,298	8,267,864

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	4,361,169	(7,381,606)	—	(4,738,394)	—	(7,758,831)
2021	10,837,107	(838,809)	—	(1,768,484)	—	8,229,814
2020	14,036,008	11,627,910	—	(234,296)	—	25,429,622

Non-PEO NEO Average Total Compensation Amount	$ 3,521,254	4,261,285	2,892,630
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,686,145	3,296,740	8,267,864
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	9,545,846	(8,467,445)	(7,758,831)	(6,680,330)
2021	12,601,014	(11,532,263)	8,229,814	9,298,565
2020	8,019,781	(6,989,781)	25,429,622	26,459,622

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,521,254	(2,829,043)	(2,378,356)	(1,686,145)
2021	4,261,285	(3,572,466)	2,607,922	3,296,740
2020	2,892,630	(2,231,063)	7,606,298	8,267,864

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,457,348	(2,302,046)	—	(1,533,658)	—	(2,378,356)
2021	3,357,281	(269,443)	—	(479,916)	—	2,607,922
2020	4,479,577	3,220,194	—	(93,473)	—	7,606,298

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Cumulative Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company Cumulative TSR and Peer Group Cumulative TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Nasdaq Biotechnology Index over the same period.

Total Shareholder Return Amount	$ 83.26	199.90	206.69
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (283,000,000)	(191,000,000)	(119,000,000)
PEO Name	John Houston, Ph.D.
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our named executive officers during the applicable years. These amounts reflect the Summary Compensation Table Total with certain adjustments made in accordance with Item 402(v) and as described in footnote 3 below.The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO [Member] | Exclusion Of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,467,445	11,532,263	6,989,781
PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,758,831	8,229,814	25,429,622
PEO [Member] | Equity Awards Granted During the Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	4,361,169	10,837,107	14,036,008
PEO [Member] | Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	7,381,606	838,809	11,627,910
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Unvested Equity Awards Granted In Any Prior Year That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	4,738,394	1,768,484	234,296
PEO [Member] | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Exclusion Of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,829,043	3,572,466	2,231,063
Non-PEO NEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,378,356	2,607,922	7,606,298
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,457,348	3,357,281	4,479,577
Non-PEO NEO [Member] | Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,302,046	269,443	3,220,194
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Unvested Equity Awards Granted In Any Prior Year That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,533,658	479,916	93,473
Non-PEO NEO [Member] | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0